Cover Page	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	SPYRE THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37722
Entity Tax Identification Number	46-4312787
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Building 23
Entity Address, Address Line Three	Suite 105
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	651-5940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	SYRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001636282
Document Period End Date	Sep. 08, 2026